RBC Global Opportunities Fund Investment Risks - RBC Global Opportunities Fund	Mar. 31, 2026
Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Equity Market Risk. Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. The values of equity securities, including common and preferred stocks, may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers.
Foreign Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Foreign Risk. Foreign securities may be subject to risk of loss because of less foreign government regulation, less public information and less economic, political, environmental and social stability in these countries. Loss may also result from the imposition of exchange controls, confiscation of assets and property, and other government restrictions, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Additionally, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities.
Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Emerging Markets Risk. The securities markets of most emerging market countries are less liquid; are especially subject to greater price volatility; have smaller market capitalizations; have less government regulation; and are not subject to as extensive and frequent accounting, auditing, financial and other reporting requirements compared to the securities markets of more developed countries. In addition, the Fund is limited in its ability to exercise its legal rights or enforce a counterparty’s legal obligations in emerging market countries. These risks are not normally associated with investments in more developed countries.
Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Currency Risk. Changes in foreign currency exchange rates will affect the value of the Fund’s securities and the price of the Fund’s shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also may have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.
Geographic Focus Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Geographic Focus Risk. The Fund may focus its investments in a region or small group of countries. As a result, the Fund’s performance may be subject to greater volatility than a more geographically diversified fund.
Small Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Small Company Risk. There is the risk that the value of securities issued by a smaller company may go up or down, sometimes rapidly and unpredictably as compared to more widely held securities of larger companies, due to narrow markets and limited resources of smaller companies. The Fund’s investments in smaller companies subject it to greater levels of credit, market and issuer risk.
Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk. The Fund may be subject to the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities (including securities deemed liquid at the time of purchase that subsequently became less liquid) at an advantageous time or price or to achieve its desired level of exposure to a certain sector.
Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Valuation Risk. The Fund’s assets may include equity securities traded in foreign markets that close prior to the U.S. markets and when the Fund’s net asset value (“NAV”) is calculated. In order to take into account any significant events occurring after the close of trading in a foreign market, these securities are valued using adjusted fair value prices received from an independent pricing vendor and are categorized as Level 2 in the fair value hierarchy. As a result, there is a risk that the values at which these investments are sold may be significantly different than the estimated fair values of these investments.
Custodial Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Custodial Risk. The Fund may invest in markets where custodian and/or settlement systems are not fully developed. The assets of the Fund that are traded in such markets and that have been entrusted to sub-custodians, in circumstances where the use of such sub-custodians is necessary, may be exposed to risk in circumstances whereby the custodian will have no liability.
Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Risk. The markets in which the Fund invests may go down in value, sometimes sharply and unpredictably. The success of the Fund’s investment program may be affected by general economic and market conditions, such as interest rates; availability of credit; inflation rates; economic uncertainty; changes in laws, tariffs and other trade barriers; and national and international political circumstances. Unexpected volatility or illiquidity could impair the Fund’s profitability or result in losses. The Fund’s investments may be overweighted from time to time in one or more sectors, which will increase the Fund’s exposure to risk of loss from adverse developments affecting those sectors.
Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Active Management Risk. The Fund is actively managed, and its performance therefore will reflect in part the Sub-Adviser’s ability to make investment decisions that are suited to achieve the Fund’s investment objective.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The value of your investment in the Fund will change daily, which means that you could lose money.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.